ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 85.0%
Aerospace & Defense 1.9%
Continental Airlines, 8.75%, 12/1/11	1,340	1,199
Delta Air Lines, Disputed Claims Reserve (1)(5)	-	68
Gencorp, 9.50%, 8/15/13	1,875	1,885
Hawker Beechcraft, 8.50%, 4/1/15	1,875	1,931
Hawker Beechcraft, PIK, VR, 8.875%, 4/1/15	915	933
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	250	251
L-3 Communications, 6.375%, 10/15/15	1,325	1,315
L-3 Communications, 7.625%, 6/15/12	105	108
Transdigm, 7.75%, 7/15/14	975	973
		8,663
Automotive 4.4%
Accuride, 8.50%, 2/1/15	1,225	968
Allison Transmission, PIK, VR, 11.25%, 11/1/15 (2)	2,050	1,701
AutoNation, 7.00%, 4/15/14	40	36
AutoNation, VR, 6.258%, 4/15/13	750	619
Commercial Vehicle Group, 8.00%, 7/1/13	250	206
Cooper Standard Automotive, 8.375%, 12/15/14	375	281
Ford Motor Credit, 7.375%, 10/28/09	775	733
Ford Motor Credit, VR, 8.708%, 4/15/12	4,900	4,717
General Motors, 7.20%, 1/15/11	1,640	1,484
General Motors, 7.70%, 4/15/16	1,625	1,300
Goodyear Tire & Rubber, 8.625%, 12/1/11	1,230	1,279
KAR Holdings, 10.00%, 5/1/15 (2)	1,850	1,573
KAR Holdings, VR, 7.239%, 5/1/14 (2)	675	547
Tenneco Automotive, 8.625%, 11/15/14	1,425	1,393
TRW Automotive, 7.00%, 3/15/14 (2)	675	628
TRW Automotive, 7.25%, 3/15/17 (2)	1,100	1,001
UCI Holdco, PIK, VR, 12.491%, 12/15/13	959	828
United Auto Group, 7.75%, 12/15/16	350	299
United Components, 9.375%, 6/15/13	700	641
		20,234
Broadcasting 3.4%
Allbritton Communications, 7.75%, 12/15/12	2,025	2,020
Barrington Broadcasting, 10.50%, 8/15/14	625	566
Bonten Media Acquisition, PIK, VR, 9.00%, 6/1/15 (2)	600	450
Canadian Satellite Radio, 12.75%, 2/15/14	525	491
Clear Channel Communications, 4.25%, 5/15/09	600	572
Clear Channel Communications, 6.25%, 3/15/11	3,500	2,922
Lamar Media, 6.625%, 8/15/15	1,803	1,663
Lamar Media, Series C, 6.625%, 8/15/15	525	484
Local TV Finance, PIK, VR, 9.25%, 6/15/15 (2)	475	399
Nexstar Finance, 7.00%, 1/15/14	750	667
Nexstar Finance, STEP, 0.00%, 4/1/13	1,350	1,309
Sinclair Broadcast Group, 8.00%, 3/15/12	2,105	2,137
Univision Communications, PIK, VR, 9.75%, 3/15/15 (2)	1,475	1,018
XM Satellite, 9.75%, 5/1/14	1,125	1,024
		15,722
Building Products 1.2%
Associated Materials, STEP, 0.00%, 3/1/14	725	464
Builders FirstSource, VR, 7.315%, 2/15/12	900	661
Gibraltar, VR, 8.00%, 12/1/15	1,825	1,533
Interface, 9.50%, 2/1/14	255	261
Interface, 10.375%, 2/1/10	1,110	1,161
Texas Industries, 7.25%, 7/15/13	1,250	1,200
U.S. Concrete, 8.375%, 4/1/14	525	432
		5,712
Cable Operators 1.1%
CSC Holdings, 7.25%, 7/15/08	1,360	1,365
CSC Holdings, 7.625%, 7/15/18	150	137
Kabel Deutschland, 10.625%, 7/1/14	850	806
Mediacom Broadband, 8.50%, 10/15/15	1,450	1,160
Rainbow National Services, 8.75%, 9/1/12 (2)	300	309
Shaw Communications, 8.25%, 4/11/10	350	370
Videotron, 6.375%, 12/15/15	100	93
Videotron, 6.875%, 1/15/14	1,000	968
		5,208
Chemicals 1.2%
Hercules, 6.75%, 10/15/29	675	628
INEOS Group Holdings, 8.50%, 2/15/16 (2)	1,100	848
Invista, 9.25%, 5/1/12 (2)	975	997
KI Holdings, STEP, 0.00%, 11/15/14	1,725	1,457
Koppers Industry, 9.875%, 10/15/13	500	525
Nalco, 7.75%, 11/15/11	875	884
Nell AF S.a.r.l., 8.375%, 8/15/15 (2)	250	179
		5,518
Consumer Products 1.8%
AAC Group Holding, STEP, 0.00%, 10/1/12	675	565
Acco Brands, 7.625%, 8/15/15	850	740
Couche-Tard, 7.50%, 12/15/13	1,575	1,575
FTD, 7.75%, 2/15/14	1,221	1,111
Jostens IH Corp., 7.625%, 10/1/12	800	774
Jostens Holding, STEP, 0.00%, 12/1/13	1,850	1,693
Pantry, 7.75%, 2/15/14	775	690
Simmons, 7.875%, 1/15/14	650	530
Susser Holdings, 10.625%, 12/15/13	454	465
		8,143
Container 1.9%
AEP Industries, 7.875%, 3/15/13	1,050	945
Berry Plastics, 8.875%, 9/15/14	1,275	1,127
Berry Plastics, 10.25%, 3/1/16	625	497
Berry Plastics, VR, 8.866%, 9/15/14	400	316
BWAY, STEP, 10.00%, 10/15/10	1,450	1,406
Clondalkin Acquisition, VR, 6.991%, 12/15/13 (2)	800	657
Owens-Brockway Glass Container, 6.75%, 12/1/14	1,325	1,325
Owens-Brockway Glass Container, 8.25%, 5/15/13	700	728
Plastipak Holdings, 8.50%, 12/15/15 (2)	1,025	956
Silgan Holdings, 6.75%, 11/15/13	1,032	970
		8,927
Energy 8.6%
Amerigas Partners, 7.125%, 5/20/16	1,825	1,784
Amerigas Partners, 7.25%, 5/20/15	350	345
Bristow Group, 6.125%, 6/15/13	1,050	1,008
Bristow Group, 7.50%, 9/15/17 (2)	1,125	1,125
CHC Helicopter, 7.375%, 5/1/14	1,000	993
Chesapeake Energy, 6.50%, 8/15/17	2,525	2,433
Chesapeake Energy, 6.875%, 11/15/20	2,000	1,930
Compagnie Generale de Geophysique, 7.50%, 5/15/15	310	312
Compagnie Generale de Geophysique, 7.75%, 5/15/17	1,625	1,639
Complete Production Services, 8.00%, 12/15/16	1,700	1,640
Compton Petroleum, 7.625%, 12/1/13	1,550	1,426
Copano Energy, 8.125%, 3/1/16	1,600	1,640
Denbury Resources, 7.50%, 4/1/13	575	582
Denbury Resources, 7.50%, 12/15/15	925	937
Encore Acquisition, 6.25%, 4/15/14	825	767
Encore Acquisition, 7.25%, 12/1/17	1,375	1,310
Energy Partners, 9.75%, 4/15/14	725	607
Ferrellgas Finance, 6.75%, 5/1/14	525	509
Ferrellgas Partners, 8.75%, 6/15/12	2,061	2,100
Forest Oil, 7.25%, 6/15/19 (2)	1,900	1,914
Forest Oil, 8.00%, 12/15/11	700	728
Hilcorp Energy, 7.75%, 11/1/15 (2)	1,800	1,701
Key Energy Services, 8.375%, 12/1/14 (2)	600	600
OPTI Canada, 7.875%, 12/15/14 (2)	1,270	1,232
OPTI Canada, 8.25%, 12/15/14 (2)	475	468
Petrohawk Energy, 9.125%, 7/15/13	1,450	1,479
Plains Exploration & Production, 7.00%, 3/15/17	1,375	1,327
Range Resources, 6.375%, 3/15/15	700	688
Range Resources, 7.50%, 5/15/16	725	752
Range Resources, 7.50%, 10/1/17	1,275	1,316
Sabine Pass LNG, 7.50%, 11/30/16	1,100	1,073
Southwestern Energy, 7.50%, 2/1/18 (2)	1,100	1,137
Stallion Oilfield Services, 9.75%, 2/1/15 (2)	275	215
Stewart & Stevenson, 10.00%, 7/15/14	925	888
Venoco, 8.75%, 12/15/11	450	423
W&T Offshore, 8.25%, 6/15/14 (2)	285	266
		39,294
Entertainment & Leisure 0.3%
AMC Entertainment, 11.00%, 2/1/16	325	306
Speedway Motorsports, 6.75%, 6/1/13	850	829
Universal City Development Partners, 11.75%, 4/1/10	175	180
		1,315
Financial 3.4%
Alliant Holdings, 11.00%, 5/1/15 (2)	500	436
American Real Estate Partners, 7.125%, 2/15/13	450	425
American Real Estate Partners, 8.125%, 6/1/12	175	172
B.F. Saul Real Estate, 7.50%, 3/1/14	650	598
E*Trade Financial, 8.00%, 6/15/11	800	702
General Motors Acceptance Corporation, 5.625%, 5/15/09	875	821
General Motors Acceptance Corporation, 6.875%, 9/15/11	850	698
General Motors Acceptance Corporation, 6.875%, 8/28/12	5,275	4,226
General Motors Acceptance Corporation, 7.25%, 3/2/11	1,100	926
Hub International, 9.00%, 12/15/14 (2)	2,225	1,791
Hub International, 10.25%, 6/15/15 (2)	1,875	1,416
Nuveen Investments, 5.50%, 9/15/15	1,900	1,188
Nuveen Investments, 10.50%, 11/15/15 (2)	1,200	1,101
USI Holdings, 9.75%, 5/15/15 (2)	600	470
USI Holdings, VR, 6.94%, 11/15/14 (2)	675	528
		15,498
Food/Tobacco 0.5%
B & G Foods, 8.00%, 10/1/11	1,175	1,128
Del Monte, 8.625%, 12/15/12	1,150	1,170
Reynolds American, 7.25%, 6/1/13	100	108
		2,406
Forest Products 2.8%
Boise Cascade, 7.125%, 10/15/14	1,125	1,063
Domtar, 5.375%, 12/1/13	325	282
Domtar, 7.125%, 8/15/15	1,325	1,245
Domtar, 9.50%, 8/1/16	125	126
Georgia Pacific, 7.00%, 1/15/15 (2)	975	921
Georgia Pacific, 7.125%, 1/15/17 (2)	1,100	1,034
Georgia Pacific, 7.70%, 6/15/15	600	567
Georgia Pacific, 8.125%, 5/15/11	550	545
Jefferson Smurfit Corporation, 8.25%, 10/1/12	150	139
Jefferson Smurfit Group, 7.75%, 4/1/15	540	499
NewPage, 10.00%, 5/1/12 (2)	425	426
NewPage, 10.00%, 5/1/12	525	526
NewPage, 12.00%, 5/1/13	1,650	1,633
Rock-Tenn, 8.20%, 8/15/11	350	356
Rock-Tenn, 9.25%, 3/15/16 (2)	425	428
Smurfit-Stone Container, 8.375%, 7/1/12	675	635
Stone Container, 8.00%, 3/15/17	1,300	1,151
Stone Container Finance of Canada, 7.375%, 7/15/14	700	613
Verso Paper Holdings, VR, 6.989%, 8/1/14	625	531
		12,720
Gaming 3.3%
Chukchansi Economic Dev. Auth.
8.00%, 11/15/13 (2)	145	133
Chukchansi Economic Dev. Auth.
VR, 8.238%, 11/15/12 (2)	525	508
Fontainebleau Las Vegas, 10.25%, 6/15/15 (2)	850	612
Harrah's Operating, 5.50%, 7/1/10	2,602	2,303
Las Vegas Sands, 6.375%, 2/15/15	180	158
Little Traverse Bay Bands, 10.25%, 2/15/14 (2)	125	124
MGM Mirage, 8.50%, 9/15/10	2,350	2,432
MTR Gaming, 9.00%, 6/1/12	500	449
MTR Gaming, 9.75%, 4/1/10	300	296
Park Place Entertainment, 7.875%, 3/15/10	1,225	1,142
Pinnacle Entertainment, 8.25%, 3/15/12	925	888
Pokagon Gaming Auth., 10.375%, 6/15/14 (2)	1,538	1,600
San Pasqual Casino, 8.00%, 9/15/13 (2)	75	70
Shingle Springs Tribal Gaming, 9.375%, 6/15/15 (2)	1,475	1,342
Wynn Las Vegas, 6.625%, 12/1/14	3,025	2,915
		14,972
Health Care 6.1%
AmerisourceBergen, 5.625%, 9/15/12	550	557
Bausch & Lomb, 9.875%, 11/1/15 (2)	1,850	1,887
Community Health Systems, 8.875%, 7/15/15	5,480	5,398
CRC Health, 10.75%, 2/1/16	375	357
DaVita, 6.625%, 3/15/13	415	409
DaVita, 7.25%, 3/15/15	2,250	2,239
HCA, 9.25%, 11/15/16	5,750	5,908
HCA, 9.625%, 11/15/16	1,005	1,038
Health Management Assn., 6.125%, 4/15/16	3,225	2,725
Invacare, 9.75%, 2/15/15	600	606
Omnicare, 6.75%, 12/15/13	425	381
Omnicare, 6.875%, 12/15/15	1,400	1,228
United Surgical Partners, 8.875%, 5/1/17	500	464
United Surgical Partners, 9.25%, 5/1/17	200	183
Universal Hospital Services, PIK, VR, 8.50%, 6/1/15	250	250
Universal Hospital Services, VR, 8.288%, 6/1/15	630	591
US Oncology, 9.00%, 8/15/12	350	344
US Oncology, 10.75%, 8/15/14	525	520
Vanguard Health, 9.00%, 10/1/14	1,675	1,595
Ventas Realty, 6.50%, 6/1/16	1,125	1,097
		27,777
Information Technology 3.9%
Avago Technologies, VR, 10.125%, 12/1/13	1,025	1,071
Celestica, 7.875%, 7/1/11	825	808
Flextronics, 6.25%, 11/15/14	775	719
Flextronics, 6.50%, 5/15/13	450	430
Freescale Semiconductor, 8.875%, 12/15/14	2,150	1,741
Freescale Semiconductor, 10.125%, 12/15/16	450	320
Freescale Semiconductor, VR, 8.866%, 12/15/14	1,100	803
Lucent Technologies, 6.45%, 3/15/29	725	544
Lucent Technologies, 6.50%, 1/15/28	1,325	994
Nortel Networks, 10.125%, 7/15/13	250	239
Nortel Networks, VR, 8.508%, 7/15/11	1,975	1,758
NXP Semiconductors, 9.50%, 10/15/15	575	471
NXP Semiconductors, VR, 7.008%, 10/15/13	1,375	1,110
Sanmina-SCI, VR, 7.741%, 6/15/10 (2)	524	514
Seagate Technology, 6.375%, 10/1/11	350	347
Serena Software, 10.375%, 3/15/16	400	375
Spansion, 11.25%, 1/15/16 (2)	575	400
SS&C Technologies, 11.75%, 12/1/13	325	322
STATS ChipPAC, 6.75%, 11/15/11	525	528
STATS ChipPAC, 7.50%, 7/19/10	350	361
SunGard Data, 9.125%, 8/15/13	2,594	2,613
Unisys, 6.875%, 3/15/10	625	597
Unisys, 8.00%, 10/15/12	250	217
Unisys, 12.50%, 1/15/16	600	598
		17,880
Lodging 0.8%
FelCor Lodging, STEP, 8.50%, 6/1/11	625	626
Gaylord Entertainment, 6.75%, 11/15/14	625	544
Host Marriott, 6.75%, 6/1/16	2,425	2,285
		3,455
Manufacturing 2.6%
Bombardier, 6.75%, 5/1/12 (2)	800	796
Bombardier, 7.45%, 5/1/34 (2)	1,000	955
Columbus McKinnon, 8.875%, 11/1/13	1,250	1,303
ESCO Corporation, 8.625%, 12/15/13 (2)	1,575	1,516
ESCO Corporation, VR, 8.866%, 12/15/13 (2)	450	396
General Cable, 7.125%, 4/1/17	625	608
General Cable, VR, 7.104%, 4/1/15	475	414
Hawk, 8.75%, 11/1/14	700	711
RBS Global & Rexnord, 9.50%, 8/1/14	2,725	2,466
RBS Global & Rexnord, 11.75%, 8/1/16	75	63
SPX, 7.625%, 12/15/14 (2)	1,125	1,159
Superior Essex, 9.00%, 4/15/12	1,100	1,061
Terex, 7.375%, 1/15/14	325	323
		11,771
Metals & Mining 4.8%
Alpha Natural Resources, STEP, 10.00%, 6/1/12	1,275	1,335
Arch Western Finance, STEP, 6.75%, 7/1/13	900	891
Foundation Coal Holdings, 7.25%, 8/1/14	1,325	1,315
Freeport-McMoRan Copper & Gold, 8.25%, 4/1/15	1,325	1,393
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	8,575	9,057
International Coal Group, 10.25%, 7/15/14	250	237
Metals USA, 11.125%, 12/1/15	1,045	1,028
Novelis, 7.25%, 2/15/15	850	765
Peabody Energy, 7.375%, 11/1/16	1,350	1,390
PNA Group, 10.75%, 9/1/16	1,250	1,097
Russel Metals, 6.375%, 3/1/14	75	68
Ryerson Tull, 12.00%, 11/1/15 (2)	950	891
Steel Dynamics, 6.75%, 4/1/15	500	489
Steel Dynamics, 7.375%, 11/1/12 (2)	1,275	1,294
Tube City IMS, 9.75%, 2/1/15	725	642
		21,892
Other Telecommunications 4.7%
Broadview Networks, 11.375%, 9/1/12	1,175	1,140
Citizens Communications, 6.625%, 3/15/15	25	23
Citizens Communications, 7.125%, 3/15/19	3,475	3,188
Citizens Communications, 9.00%, 8/15/31	1,450	1,341
GCI, 7.25%, 2/15/14	1,050	874
Nordic Telephone, 8.25%, 5/1/16 (EUR)(2)	300	417
Nordic Telephone, 8.875%, 5/1/16 (2)	2,025	1,974
PAETEC Holding, 9.50%, 7/15/15	1,525	1,411
Qwest, 7.50%, 2/15/14	4,300	4,198
Qwest, 7.875%, 9/1/11	500	508
Qwest, STEP, 8.875%, 3/15/12	575	599
Qwest, VR, 8.241%, 6/15/13	425	406
Time Warner Telecom Holdings, 9.25%, 2/15/14	750	752
Valor Telecommunications, 7.75%, 2/15/15	550	578
Windstream, 8.125%, 8/1/13	1,500	1,500
Windstream, 8.625%, 8/1/16	2,500	2,544
		21,453
Publishing 2.5%
Affinity Group, 9.00%, 2/15/12	250	224
Affinity Group, PIK, 10.875%, 2/15/12	606	564
CanWest Media, 8.00%, 9/15/12	1,125	1,075
Cengage Learning Acquisitions, STEP, 0.00%, 7/15/15 (2)	730	536
Dex Media, STEP, 0.00%, 11/15/13	215	159
Haights Cross Operating, 11.75%, 8/15/11	575	578
Idearc, 8.00%, 11/15/16	2,320	1,369
Lighthouse International, 8.00%, 4/30/14 (EUR)(2)	700	941
Nielsen Finance, 10.00%, 8/1/14	400	385
R.H. Donnelley, 6.875%, 1/15/13	3,050	1,769
R.H. Donnelley, 8.875%, 10/15/17 (2)	3,175	2,048
Valassis Communication, 8.25%, 3/1/15	1,275	1,061
Windstream Regatta Holdings, 11.00%, 12/1/17 (2)	1,225	943
		11,652
Restaurants 0.7%
O' Charleys, 9.00%, 11/1/13	825	750
Outback Steakhouse, 10.00%, 6/15/15 (2)	2,000	1,220
Real Mex Restaurants, STEP, 10.00%, 4/1/10	500	464
Restaurant Company, 10.00%, 10/1/13	1,000	625
		3,059
Retail 2.5%
Bon-Ton Department Stores, 10.25%, 3/15/14	1,400	938
GSC Holdings, 8.00%, 10/1/12	3,075	3,240
Leslie's Poolmart, 7.75%, 2/1/13	1,050	966
Nebraska Book, 8.625%, 3/15/12	1,700	1,598
Neiman Marcus, PIK, VR, 9.00%, 10/15/15	1,750	1,759
Payless Shoesource, 8.25%, 8/1/13	75	68
Rafaella Apparel Group, 11.25%, 6/15/11	941	706
Sally Holdings, 9.25%, 11/15/14	975	950
Sally Holdings, 10.50%, 11/15/16	275	254
Yankee Acquisition, 8.50%, 2/15/15	1,400	1,169
		11,648
Satellites 1.1%
DirecTV Holdings, 8.375%, 3/15/13	1,000	1,032
Echostar DBS, 6.625%, 10/1/14	1,260	1,213
Echostar DBS, 7.00%, 10/1/13	525	520
Intelsat Subsidiary Holding, VR, 8.25%, 1/15/13	575	576
PanAmSat, 9.00%, 8/15/14	1,590	1,598
		4,939
Services 6.8%
Allied Waste, 6.875%, 6/1/17	505	490
Allied Waste, 7.25%, 3/15/15	120	120
Allied Waste, 7.875%, 4/15/13	600	612
Aramark, 5.00%, 6/1/12	1,100	962
Aramark, VR, 6.739%, 2/1/15	150	132
Casella Waste, 9.75%, 2/1/13	2,285	2,262
Deluxe, 7.375%, 6/1/15	1,125	1,088
Dycom Investment, 8.125%, 10/15/15	775	742
Education Management, 10.25%, 6/1/16	2,170	1,828
First Data Corp., 9.875%, 9/24/15 (2)	6,225	5,385
FTI Consulting, 7.625%, 6/15/13	875	905
FTI Consulting, 7.75%, 10/1/16	1,075	1,126
Harland Clarke Holdings, 9.50%, 5/15/15	900	661
Harland Clarke Holdings, VR, 7.815%, 5/15/15	675	439
Hertz, 8.875%, 1/1/14	1,225	1,164
Hertz, 10.50%, 1/1/16	720	684
iPayment, 9.75%, 5/15/14	1,100	990
iPayment, PIK, VR, 12.75%, 7/15/14 (2)	994	978
Mac-Gray, 7.625%, 8/15/15	1,400	1,351
Mobile Mini, 6.875%, 5/1/15	1,375	1,114
Mobile Services, 9.75%, 8/1/14	1,525	1,418
Rental Service, 9.50%, 12/1/14	500	411
Sunstate Equipment, 10.50%, 4/1/13 (2)	1,300	1,040
Travelport, 11.875%, 9/1/16	1,425	1,211
Travelport, VR, 9.749%, 9/1/14	200	178
United Rentals North America, 6.50%, 2/15/12	1,275	1,154
United Rentals North America, 7.75%, 11/15/13	575	474
WCA Waste, 9.25%, 6/15/14	975	975
West Corporation, 9.50%, 10/15/14	1,200	1,050
		30,944
Transportation 0.9%
American Railcar, 7.50%, 3/1/14	1,680	1,546
Greenbrier, 8.375%, 5/15/15	1,100	1,050
Saint Acquisition, 12.50%, 5/15/17 (2)	1,170	515
TFM S.A. de C.V., 9.375%, 5/1/12	800	827
Trinity Industries, 6.50%, 3/15/14	375	364
		4,302
Utilities 7.9%
AES, 8.875%, 2/15/11	225	235
AES, 9.375%, 9/15/10	1,155	1,221
CMS Energy, 8.50%, 4/15/11	25	27
Dynegy Holdings, 7.50%, 6/1/15	1,900	1,786
Dynegy Holdings, 7.75%, 6/1/19	2,805	2,616
Energy Future Holdings, 10.875%, 11/1/17 (2)	3,750	3,731
Energy Future Holdings, PIK, VR, 11.25%, 11/1/17 (2)	4,950	4,900
Mirant Americas Generation, 8.30%, 5/1/11	1,150	1,161
Mirant North America, 7.375%, 12/31/13	875	882
NRG Energy, 7.25%, 2/1/14	750	733
NRG Energy, 7.375%, 2/1/16	4,685	4,533
Orion Power, 12.00%, 5/1/10	1,575	1,705
Reliant Resources, 6.75%, 12/15/14	1,675	1,700
Reliant Resources, 7.625%, 6/15/14	1,250	1,237
Reliant Resources, 7.875%, 6/15/17	1,075	1,059
Sierra Pacific Resources, 7.803%, 6/15/12	575	605
Sierra Pacific Resources, 8.625%, 3/15/14	2,125	2,252
Texas Competitive Electric Holdings, 10.25%, 11/1/15 (2)	1,950	1,911
Williams Companies, 7.50%, 1/15/31	100	106
Williams Companies, 7.625%, 7/15/19	50	54
Williams Companies, 7.75%, 6/15/31	1,925	2,060
Williams Companies, STEP, 8.125%, 3/15/12	1,000	1,093
Williams Companies, STEP, 8.75%, 3/15/32	355	418
		36,025
Wireless Communications 3.9%
Alltel, 7.00%, 7/1/12	1,425	1,147
American Tower, 7.00%, 10/15/17 (2)	1,400	1,407
Centennial Cellular Communications, 10.125%, 6/15/13	1,250	1,269
Centennial Communications, 10.00%, 1/1/13	1,350	1,336
Cricket Communications, 9.375%, 11/1/14 (2)	1,175	1,052
Cricket Communications, 9.375%, 11/1/14	1,375	1,224
Digicel, 8.875%, 1/15/15 (2)	1,175	1,034
Digicel, 9.25%, 9/1/12 (2)	2,250	2,270
iPCS, PIK, VR, 6.489%, 5/1/14	1,075	871
iPCS, VR, 5.364%, 5/1/13	1,150	931
MetroPCS Wireless, 9.25%, 11/1/14	2,575	2,266
Triton Communications, 8.50%, 6/1/13	1,425	1,486
Wind Acquisition, 10.75%, 12/1/15 (2)	1,375	1,397
		17,690

Total Corporate Bonds (Cost $413,234)		388,819

BANK DEBT 6.7% (3)
Broadcasting 0.6%
Local TV Finance, VR, 5.161%, 5/7/13
Acquisition Date: 5/7/07 and 5/17/07
Acquisition Cost $1,742 (4)	1,741	1,480
NV Broadcasting, VR, 8.13%, 10/26/13
Acquisition Date: 10/26/07 and 10/29/07
Acquisition Cost $1,233 (4)	1,247	1,085
		2,565
Cable Operators 0.1%
CSC, VR, 6.896%, 5/2/14, Acquisition Date: 8/24/07
Acquisition Cost $480 (4)	497	457
		457
Consumer Products 0.2%
Town Sports International, VR, 6.938%, 8/27/13
Acquisition Date: 2/27/07, 4/27/07 and 5/30/07
Acquisition Cost $995 (4)	993	824
		824
Energy 1.2%
Dresser, VR, 8.82%, 5/4/15, Acquisition Date: 5/4/07, 8/23/07
and 2/28/08, Acquisition Cost $1,880 (4)	2,000	1,717
SandRidge Energy, 8.625%, 4/1/15, Acquisition Date: 3/8/07
and 3/9/07, Acquisition Cost $1,756 (4)	1,750	1,693
SandRidge Energy, VR, 8.354%, 4/1/14
Acquisition Date: 3/8/07, Acquisition Cost $750 (4)	750	679
Stallion Oilfield Services, VR, 7.611%, 8/1/12
Acquisition Date: 7/18/07, Acquisition Cost $1,225 (4)	1,250	1,025
Venoco, VR, 8.063%, 5/8/14, Acquisition Date: 5/8/07
Acquisition Cost $504 (4)	500	445
		5,559
Forest Products 0.3%
NewPage, VR, 8.891%, 11/5/14, Acquisition Date: 12/7/07
Acquisition Cost $1,213 (4)	1,250	1,211
		1,211
Gaming 0.2%
Fontainebleau Las Vegas, VR, 8.40%, 6/6/14
Acquisition Date: 5/24/07 and 9/20/07
Acquisition Cost $1,218 (4)	1,242	1,025
		1,025
Health Care 0.2%
IASIS Healthcare, PIK, VR, 8.494%, 3/15/14
Acquisition Date: 4/23/07, 4/27/07, 4/30/07, 7/26/07
10/26/07 and 1/28/08, Acquisition Cost $1,088 (4)	1,083	866
		866
Information Technology 0.7%
Infor Global Solutions, VR, 8.58%, 3/2/14
Acquisition Date: 7/25/06 and 7/26/06
Acquisition Cost $989 (4)	988	889
Infor Global Solutions, VR, 11.08%, 3/15/14
Acquisition Date: 3/1/07, Acquisition Cost $760 (4)	750	563
Palm, VR, 6.63%, 4/24/14, Acquisition Date: 11/1/07
Acquisition Cost $2,469 (4)	2,743	1,920
		3,372
Manufacturing 0.2%
Rexnord, VR, 7.401%, 7/21/13, Acquisition Date: 2/9/07
Acquisition Cost $988 (4)	988	899
		899
Publishing 0.2%
Penton Media, VR, 5.372%, 2/1/13, Acquisition Date: 2/6/07
and 3/15/07, Acquisition Cost $994 (4)	993	779
		779
Restaurants 0.0%
Outback Steakhouse, VR, 5.394%, 6/14/14
Acquisition Date: 5/4/07, Acquisition Cost $241 (4)	241	195
		195
Satellites 0.3%
Telesat Canada, VR, 6.64%, 11/5/14
Acquisition Date: 10/15/07 and 1/14/08
Acquisition Cost $1,223 (4)	1,250	1,148
		1,148
Services 1.5%
Aramark, VR, 7.209%, 1/26/14, Acquisition Date: 1/19/07
Acquisition Cost $1,323 (4)	1,323	1,220
Education Management, VR, 6.625%, 6/1/13
Acquisition Date: 5/23/06, 6/21/07 and 8/7/07
Acquisition Cost $1,201 (4)	1,213	1,049
First Data, VR, 7.63%, 9/24/14, Acquisition Date: 11/1/07
11/2/07 and 11/6/07, Acquisition Cost $2,404 (4)	2,494	2,262
Laureate Education, VR, 8.729%, 8/17/14
Acquisition Date: 9/20/07 and 1/23/08
Acquisition Cost $2,126 (4)	2,218	1,999
Rental Services, VR, 8.15%, 11/30/13
Acquisition Date: 11/21/06 and 1/5/07
Acquisition Cost $602 (4)	597	504
		7,034
Utilities 0.6%
Covanta Energy, VR, 5.412%, 2/9/14, Acquisition Date: 2/7/07
Acquisition Cost $1,990 (4)	1,990	1,831
KGen, VR, 6.625%, 2/8/14, Acquisition Date: 2/1/07
Acquisition Cost $994 (4)	994	864
		2,695
Wireless Communications 0.4%
Trilogy International Partners, VR, 8.33%, 6/27/12
Acquisition Date: 6/22/07 and 6/27/07
Acquisition Cost $1,000 (4)	1,000	860
Wind Acquisition, VR, 11.201%, 12/7/11
Acquisition Date: 12/18/06, 12/19/06, 4/18/07, 7/18/07, and
10/18/07, Acquisition Cost $1,130 (4)	1,139	1,037
		1,897
Total Bank Debt (Cost $34,551)		30,526
CONVERTIBLE BONDS 0.4%
Broadcasting 0.0%
Lin TV, 2.50%, 5/15/33	194	192
		192
Manufacturing 0.3%
General Cable, 1.00%, 10/15/12 (2)	1,175	1,196
		1,196
Other Telecommunications 0.1%
Level 3 Communications, 6.00%, 9/15/09	224	205
Level 3 Communications, 6.00%, 3/15/10	226	193
		398
Total Convertible Bonds (Cost $1,758)		1,786
COMMON STOCKS 0.6%
Broadcasting 0.0%
Time Warner	—	1
		1
Food/Tobacco 0.1%
B & G Foods, Equity Units	44	776
		776
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (2)(5)	—	20
		20
Gaming 0.1%
Lakes Entertainment (5)	61	359
		359
Satellites 0.2%
GeoEye (5)	2	70
GeoEye, Warrants, 3/31/10 (5)	—	9
Loral Space & Communication (5)	30	719
		798
Supermarkets 0.0%
Great Atlantic & Pacific Tea (5)	—	2
Pathmark Stores, Warrants, 9/19/10 (5)	1	—
		2
Textiles & Apparel 0.0%
Anvil Holdings (5)	1	9
Anvil Holdings, Class A, Warrants, 2/5/12 (5)	17	10
Anvil Holdings, Class B, Warrants, 2/5/12 (5)	18	3
		22
Wireless Communications 0.2%
Crown Castle International (5)	24	849
iPCS, Warrant, 7/15/10 (2)(5)	—	—
		849

Total Common Stocks (Cost $3,630)		2,827
PREFERRED STOCKS 0.1%
Broadcasting 0.1%
Spanish Broadcasting	1	639
		639
Satellites 0.0%
Pegasus Satellite (5)	—	—
		—
Total Preferred Stocks (Cost $769)		639
CONVERTIBLE PREFERRED STOCKS 0.5%
Financial 0.1%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $600 (4)(5)	—	556
		556
Information Technology 0.4%
Lucent Technologies	2	1,781
		1,781
Total Convertible Preferred Stocks (Cost $2,589)		2,337
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Reserve Investment Fund, 3.80% (6)(7)	12,335	12,335
Total Short-Term Investments (Cost $12,335)		12,335
Total Investments in Securities
96.0% of Net Assets (Cost $468,866)		$439,269

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Bankruptcy distribution held in reserve to be distributed after resolution of all disputed claims.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$77,584 and represents 17.0% of net assets.
(3)	Bank debt positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(4)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $31,082 and represents 6.8% of net assets.
(5)	Non-income producing
(6)	Seven-day yield
(7)	Affiliated Companies
EUR	Euro
PIK	Payment-in-kind
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.

(7) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Reserve Investment Fund, 3.80%	¤	¤	$ 1,013	$ 12,335	$ 21,135

Totals			$ 1,013	$ 12,335	$ 21,135

¤	Purchase and sale information not shown for cash management funds.

Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$12,335
Dividend income	1,013
Interest income	-
Investment income	$1,013
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional High Yield Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $469,334,000. Net unrealized loss aggregated $30,064,000 at period-end, of which $1,962,000 related to appreciated investments and $32,026,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 17.2%
FINANCIAL INSTITUTIONS 5.4%
Banking 2.4%
Bank of America, 5.75%, 8/15/16	50	52
Bank of America, 6.00%, 9/1/17	140	149
Bank of America Capital Trust VI, 5.625%, 3/8/35	85	72
Bank One, 5.25%, 1/30/13	120	124
BB&T Capital Trust II, 6.75%, 6/7/36	75	68
Citigroup, 5.00%, 9/15/14	135	130
Citigroup, 5.50%, 8/27/12	170	176
Citigroup, 5.85%, 7/2/13	200	212
Credit Agricole SA, 6.637%, 5/29/49 (1)	100	87
Credit Suisse First Boston, 5.50%, 8/16/11	40	42
Credit Suisse Guernsey, 5.86%, 5/29/49	60	54
HBOS Treasury Services, 5.92%, 9/29/49 (1)	100	87
HBOS Treasury Services, 6.00%, 11/1/33 (1)	150	136
JPMorgan Chase, 6.00%, 1/15/18	195	203
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	25	24
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	35	31
Lloyds TSB, 6.267%, 12/31/49 (1)	100	88
MBNA America Bank, 4.625%, 8/3/09	100	102
Mizuho Capital Investment, 6.686%, 12/31/49 (1)	16	14
Northern Trust, 5.30%, 8/29/11	39	41
PNC Funding, 5.625%, 2/1/17	45	45
Sovereign Capital Trust VI, 7.908%, 6/13/36	45	36
U.S. Bancorp, 4.50%, 7/29/10	65	68
Wachovia, 5.75%, 2/1/18	80	80
Wells Fargo, 4.875%, 1/12/11	110	114
		2,235
Brokerage 0.4%
Goldman Sachs, 6.75%, 10/1/37	160	150
Goldman Sachs Capital I, 6.345%, 2/15/34	82	72
Jefferies Group, 5.875%, 6/8/14	32	33
Jefferies Group, 6.25%, 1/15/36	40	34
Lehman Brothers, 6.75%, 12/28/17	50	50
Merrill Lynch, 5.45%, 2/5/13	90	91
		430
Finance Companies 1.4%
American General Finance, 5.40%, 12/1/15	55	51
Capital One IV, 6.745%, 2/17/37	120	85
CIT Group, 7.625%, 11/30/12	80	80
Countrywide Home Loans, 4.125%, 9/15/09	105	95
GE Capital, 5.25%, 10/19/12	200	209
GE Capital, 5.625%, 9/15/17	180	187
GE Capital, 6.00%, 6/15/12	265	285
General Motors Acceptance Corporation, 5.625%, 5/15/09	70	66
International Lease Finance, 5.30%, 5/1/12	100	101
International Lease Finance, 5.45%, 3/24/11	140	142
		1,301
Insurance 0.8%
ACE INA Holdings, 5.70%, 2/15/17	45	45
ACE INA Holdings, 5.875%, 6/15/14	40	42
Genworth Financial, 5.75%, 6/15/14	137	139
Genworth Financial, 6.15%, 11/15/66	24	20
Hartford Financial Services, 5.375%, 3/15/17	55	53
Lincoln National, 6.05%, 4/20/17	25	23
MetLife Global Funding, 5.125%, 11/9/11 (1)	100	105
Principal Financial Group, 6.05%, 10/15/36	40	36
Sun Life Financial Global Funding, VR, 5.08%, 10/6/13 (1)	60	60
Torchmark, 6.375%, 6/15/16	40	42
UnitedHealth Group, 5.375%, 3/15/16	90	88
WellPoint, 5.00%, 1/15/11	55	57
Willis North America, 6.20%, 3/28/17	30	29
		739
Real Estate Investment Trusts 0.4%
Avalonbay Communities, 6.125%, 11/1/12	30	30
ERP Operating, 5.25%, 9/15/14	40	38
Federal Realty Investment Trust, 6.00%, 7/15/12	35	36
Hospitality Properties Trust, 5.625%, 3/15/17	60	51
Mack-Cali Realty, 5.125%, 2/15/14	35	33
Mack-Cali Realty, 5.80%, 1/15/16	20	19
Reckson Operating, 6.00%, 3/31/16	30	27
Regency Centers, 5.875%, 6/15/17	30	27
Simon Property Group, 5.75%, 12/1/15	85	80
Weingartern Realty Investments, 4.857%, 1/15/14	75	72
		413
Total Financial Institutions		5,118
INDUSTRIAL 9.6%
Basic Industry 0.7%
Air Products & Chemicals, 4.15%, 2/1/13	75	76
BHP Finance, 5.40%, 3/29/17	50	49
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	80	80
Du Pont El de Nemours & Co., 5.60%, 12/15/36	65	62
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	40	42
Placer Dome, 6.45%, 10/15/35	80	79
Praxair, 5.20%, 3/15/17	45	46
Steel Dynamics, 6.75%, 4/1/15	10	10
Vale Overseas, 6.25%, 1/23/17	220	219
Xstrata Finance Canada, 5.50%, 11/16/11 (1)	45	45
		708
Capital Goods 1.3%
3M, 5.70%, 3/15/37	50	51
Caterpillar Financial Services, 4.25%, 2/8/13	95	96
Caterpillar Financial Services, 5.85%, 9/1/17	40	43
CRH America, 6.00%, 9/30/16	65	62
Emerson Electric Company, 4.75%, 10/15/15	85	85
GE, 5.25%, 12/6/17	185	186
Honeywell International, 5.30%, 3/1/18	95	98
John Deere Capital, 4.95%, 12/17/12	190	199
John Deere Capital, 5.50%, 4/13/17	60	63
Lafarge, 6.15%, 7/15/11	45	47
Owens Corning, 6.50%, 12/1/16	40	34
Sealed Air, 5.375%, 4/15/08 (1)	35	35
United Technologies, 5.375%, 12/15/17	150	157
United Technologies, 5.40%, 5/1/35	25	24
		1,180
Communications 2.8%
America Movil, 5.625%, 11/15/17	100	99
America Movil, 6.375%, 3/1/35	90	86
AT&T, 5.625%, 6/15/16	155	159
AT&T, 6.45%, 6/15/34	85	86
AT&T, STEP, 7.30%, 11/15/11	25	28
AT&T Broadband, 8.375%, 3/15/13	80	90
AT&T Wireless, 7.875%, 3/1/11	40	44
British Sky Broadcasting, 6.10%, 2/15/18 (1)	150	152
British Telecommunications, 5.15%, 1/15/13	100	102
Comcast, 5.875%, 2/15/18	195	194
Comcast, 6.95%, 8/15/37	45	46
Cox Communications, 7.125%, 10/1/12	35	38
France Telecom, STEP, 7.75%, 3/1/11	115	126
News America, 6.15%, 3/1/37	140	133
News America, 6.40%, 12/15/35	50	49
News America, 6.65%, 11/15/37 (1)	150	151
Rogers Cable, 5.50%, 3/15/14	70	69
Sprint Capital, 6.90%, 5/1/19	120	88
Telecom Italia Capital, 5.25%, 11/15/13	195	194
Telefonica Emisiones, 6.221%, 7/3/17	70	73
Telefonica Emisiones, 6.421%, 6/20/16	75	79
Time Warner Cable, 5.40%, 7/2/12	115	116
Time Warner Entertainment, 7.25%, 9/1/08	50	51
Verizon Communications, 4.35%, 2/15/13	190	192
Verizon Global Funding, 7.75%, 12/1/30	70	80
Vodafone, 5.625%, 2/27/17	165	164
		2,689
Consumer Cyclical 1.5%
Centex, 5.45%, 8/15/12	50	43
Costco Wholesale, 5.30%, 3/15/12	40	42
D.R. Horton, 6.50%, 4/15/16	45	41
DaimlerChrysler, 6.50%, 11/15/13	165	176
DaimlerChrysler, VR, 3.562%, 8/3/09	110	109
Federated Department Stores, 5.35%, 3/15/12	45	43
Ford Motor Credit, 7.375%, 10/28/09	60	57
Harrah's Operating, 5.50%, 7/1/10	65	58
Home Depot, 5.40%, 3/1/16	50	47
J.C. Penney, 9.00%, 8/1/12	60	67
Lennar, 5.60%, 5/31/15	70	55
McDonald's, 5.30%, 3/15/17	45	46
Pulte Homes, 5.20%, 2/15/15	55	48
Target, 5.875%, 7/15/16	230	240
Time Warner, 5.50%, 11/15/11	65	66
Time Warner, 6.875%, 6/15/18	160	164
Viacom, 6.125%, 10/5/17	25	25
Viacom, 6.25%, 4/30/16	50	49
		1,376
Consumer Non-Cyclical 1.0%
Anheuser-Busch, 5.50%, 1/15/18	10	10
Bunge Finance, 5.90%, 4/1/17	100	99
Cardinal Health, VR, 5.499%, 10/2/09 (1)	45	45
Delhaize Group, 6.50%, 6/15/17	20	21
Eli Lilly & Co., 5.55%, 3/15/37	160	153
Genentech, 4.75%, 7/15/15	40	40
Hasbro, 6.30%, 9/15/17	30	31
Kroger, 8.05%, 2/1/10	65	70
Medtronic, 4.75%, 9/15/15	115	115
Procter & Gamble, 4.95%, 8/15/14	100	104
Sysco Corporation, 5.25%, 2/12/18	50	51
Teva Pharmaceutical Finance, 5.55%, 2/1/16	115	118
WM Wrigley, 4.65%, 7/15/15	15	15
Wyeth, 5.95%, 4/1/37	45	44
		916
Energy 1.4%
Amerada Hess, 7.875%, 10/1/29	70	82
Baker Hughes, 6.875%, 1/15/29	40	43
Canadian Natural Resources, 6.25%, 3/15/38	55	53
ConocoPhillips, 5.90%, 10/15/32	35	36
Devon Financing, 6.875%, 9/30/11	76	84
Devon Financing, 7.875%, 9/30/31	30	37
Diamond Offshore Drilling, 4.875%, 7/1/15	20	19
Diamond Offshore Drilling, 5.15%, 9/1/14	120	119
EnCana, 5.90%, 12/1/17	200	208
EnCana, 6.50%, 8/15/34	60	61
EOG Resources, 5.875%, 9/15/17	40	42
Halliburton, 5.50%, 10/15/10	110	117
Marathon Oil, 6.00%, 10/1/17	60	62
Marathon Oil, 6.60%, 10/1/37	25	25
Sunoco, 5.75%, 1/15/17	44	44
Transocean, 5.25%, 3/15/13	45	47
Valero Energy, 6.125%, 6/15/17	120	124
XTO Energy, 5.65%, 4/1/16	55	57
XTO Energy, 6.75%, 8/1/37	25	27
		1,287
Industrial Other 0.1%
Cooper, 6.10%, 7/1/17	55	59
		59
Technology 0.4%
Avnet, 5.875%, 3/15/14	95	97
Cisco Systems, 5.25%, 2/22/11	50	53
Dun & Bradstreet, 5.50%, 3/15/11	25	26
Hewlett-Packard, 4.50%, 3/1/13	85	87
National Semiconductor, 6.15%, 6/15/12	30	32
Oracle, 5.00%, 1/15/11	60	62
Xerox, 5.50%, 5/15/12	20	20
		377
Transportation 0.4%
Burlington Northern Santa Fe, 5.65%, 5/1/17	99	101
Burlington Northern Santa Fe, 6.15%, 5/1/37	83	81
Canadian National Railway, 6.25%, 8/1/34	30	30
Canadian National Railway, 6.375%, 11/15/37	20	20
ERAC USA Finance Company, 5.60%, 5/1/15 (1)	65	60
Hertz, 10.50%, 1/1/16	50	48
Union Pacific, 5.70%, 8/15/18	65	65
		405
Total Industrial		8,997
UTILITY 2.2%
Electric 1.8%
Alabama Power, VR, 3.283%, 8/25/09	25	25
Appalachian Power, 6.375%, 4/1/36	25	24
BG&E, 5.90%, 10/1/16	140	140
Black Hills, 6.50%, 5/15/13	40	43
Centerpoint Energy, 7.25%, 9/1/10	30	32
Consumers Energy, 6.00%, 2/15/14	100	104
El Paso Electric, 6.00%, 5/15/35	50	46
Florida Power, 6.35%, 9/15/37	65	68
Florida Power & Light, 6.20%, 6/1/36	20	21
Illinois Power, 6.125%, 11/15/17 (1)	30	32
Jersey Central Power & Light, 5.65%, 6/1/17	70	71
MidAmerican Energy, 6.125%, 4/1/36	40	40
Monongahela Power, 5.70%, 3/15/17 (1)	55	56
Nevada Power, 6.75%, 7/1/37	40	39
Pacific Gas & Electric, 4.80%, 3/1/14	35	36
Pacific Gas & Electric, 6.35%, 2/15/38	45	47
PacifiCorp, 6.25%, 10/15/37	50	52
Peco Energy, 5.35%, 3/1/18	45	47
Progress Energy, 5.625%, 1/15/16	175	180
Public Service Electric & Gas, 5.70%, 12/1/36	65	62
Southern, 5.30%, 1/15/12	20	21
Southern California Edison, 4.65%, 4/1/15	115	115
Tampa Electric, 6.15%, 5/15/37	60	57
Union Electric Company, 5.40%, 2/1/16	65	65
Virginia Electric & Power, 4.50%, 12/15/10	55	57
Virginia Electric & Power, 6.00%, 5/15/37	195	194
West Penn Power Company, 5.95%, 12/15/17 (1)	60	62
Westar Energy, 5.10%, 7/15/20	15	15
		1,751
Natural Gas 0.4%
Atmos Energy, 4.00%, 10/15/09	40	40
Boardwalk Pipelines, 5.50%, 2/1/17	10	10
Buckeye Partners, 6.05%, 1/15/18	40	41
El Paso Natural Gas Company, 5.95%, 4/15/17	15	15
Enbridge, 5.60%, 4/1/17	45	45
Enterprise Products Operations, 4.95%, 6/1/10	55	56
Enterprise Products Operations, 6.30%, 9/15/17	40	42
Kinder Morgan Finance, 5.70%, 1/5/16	65	61
Southern Natural Gas, 5.90%, 4/1/17 (1)	15	15
Williams Companies, 7.75%, 6/15/31	25	27
		352
Total Utility		2,103

Total Corporate Bonds (Cost $16,292)		16,218

ASSET-BACKED SECURITIES 5.1%
Car Loan 1.7%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	30	29

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	60	62

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (1)	150	152

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	30	30

Capital One Prime Auto Receivables Trust
Series 2006-2, Class A4
4.94%, 7/15/12	150	152

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	95	97

Hyundai Auto Receivables Trust
Series 2007-A, Class A3A
5.04%, 1/15/12	90	90

Nissan Auto Receivables Owner Trust
Series 2008-A, Class A3
3.89%, 7/15/10	150	150

Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	125	130
USAA Auto Owner Trust
Series 2007-1, Class A4
5.55%, 2/15/13	200	207

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	250	256

USAA Auto Owner Trust
Series 2008-1, Class A3
4.16%, 4/16/12	125	127

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	100	101
		1,583

Credit Card 2.1%
Bank of America Credit Card Trust
Series 2006-A9, Class A9, VR
3.131%, 2/15/13	300	294

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
3.411%, 6/16/14	200	176

Capital One Multi-Asset Execution Trust
Series 2007-C2, Class C2, VR
3.421%, 11/17/14	215	186

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
3.411%, 4/15/13	95	87

Capital One Multi-Asset Execution Trust
Series 2008-A1, Class A1, VR
3.871%, 11/15/12	475	475

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%, 6/22/12	250	263

Citibank Credit Card Master Trust I
Series 1999-2, Class A
5.875%, 3/10/11	75	77

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	55	56
GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
3.421%, 6/15/13	125	114

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	250	255

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
3.411%, 10/15/13	50	44
		2,027

Other Asset-Backed Securities 0.3%
CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	55	54

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	100	101

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	89	94

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (1)	31	32
		281

Stranded Utility 1.0%
Detroit Edison Securitization Funding
Series 2001-1, Class A4
6.19%, 3/1/13	500	527

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	50	54
PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	325	359
		940

Total Asset-Backed Securities (Cost $4,829)		4,831

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 7.2%
Collateralized Mortgage Obligations 0.7%
Banc of America Commercial Mortgage
Series 2005-J, Class 2A1, CMO, ARM
5.091%, 11/25/35	89	88

Banc of America Commercial Mortgage
Series 2005-J, Class 3A1, CMO, ARM
5.255%, 11/25/35	45	45

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, ARM
4.812%, 1/25/34	151	150

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, ARM
4.541%, 3/25/35	49	48

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.023%, 9/25/36	176	176

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, ARM
5.665%, 10/25/36	148	150
		657

Commercial Mortgage Backed Securities 6.5%
American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (1)	60	55

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	75	72
Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	535	524

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A4, CMO
4.521%, 11/11/41	151	146

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	286	284

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	65	61

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	75	72

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	44	44

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	150	148

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class AAB, CMO,VR
5.686%, 9/11/38	325	323

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.315%, 2/11/44	90	83

Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A1, CMO
5.282%, 6/11/50	288	283

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	36	36

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.225%, 7/15/44	110	106

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class ASB, CMO,VR
5.225%, 9/15/20	325	317
Citigroup/Deutsche Bank Commercial Mortgage
Series 2006-CD3, Class A5, CMO
5.617%, 10/15/48	175	170

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	125	116

Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
5.816%, 12/10/49	125	121

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	500	482

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	69	69

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	200	196

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A3, CMO
4.569%, 8/10/42	350	332

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	50	48

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	55	57

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	72	75

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	200	193

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4, CMO, VR
5.179%, 12/15/44	500	483

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	125	122
JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO
5.17%, 5/15/47	126	125
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	93	92
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	500	462
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	200	191
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3, CMO
5.43%, 2/17/40	225	212
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	17	18
		6,118
Total Non-U.S. Government Mortgage-Backed Securities (Cost $6,949)		6,775

U.S. GOVERNMENT & AGENCY
MORTGAGE-BACKED SECURITIES 34.0%
U.S. Government Agency Obligations 33.0% (2)
Federal Home Loan Mortgage
5.00%, 8/1/35	23	23
5.50%, 3/1/18 - 12/1/18	213	218
6.00%, 4/1/13 - 8/1/22	607	631
6.50%, 3/1/32 - 5/1/35	368	384
Federal Home Loan Mortgage, ARM
4.809%, 11/1/34	46	47
5.05%, 11/1/35	37	37
5.064%, 3/1/36	129	131
5.129%, 1/1/36	159	163
5.353%, 4/1/37	479	485
5.38%, 2/1/37	111	113
5.384%, 1/1/36	18	19
5.914%, 2/1/37	181	186
5.92%, 1/1/37	38	39
5.979%, 12/1/36	155	160
6.001%, 11/1/36	75	77
6.037%, 10/1/36	81	84
6.123%, 10/1/36	85	87
6.218%, 8/1/36	83	86
Federal Home Loan Mortgage, CMO
5.00%, 8/15/21	257	263
5.50%, 8/15/16	104	107
6.50%, 8/15/30	142	148
Federal National Mortgage Assn.
4.50%, 4/1/19 - 6/1/37	2,682	2,669
5.00%, 12/1/20 - 8/1/37	4,857	4,861
5.50%, 1/1/17 - 11/1/37	10,134	10,244
6.00%, 5/1/21 - 8/1/37	3,539	3,630
6.50%, 7/1/32 - 12/1/37	2,977	3,087
7.00%, 7/1/37	66	69
Federal National Mortgage Assn., ARM
4.799%, 11/1/35	41	42
5.163%, 9/1/35	878	895
5.316%, 12/1/35	34	34
5.343%, 12/1/35	38	39
5.45%, 9/1/37	99	100
5.533%, 12/1/35	57	58
5.54%, 1/1/37	191	195
5.542%, 7/1/36	141	146
5.647%, 12/1/35	15	16
5.712%, 5/1/37	877	891
5.798%, 8/1/37	141	145
5.982%, 9/1/36	42	43
5.988%, 8/1/36	167	173
6.028%, 12/1/36	56	58
Federal National Mortgage Assn., CMO
4.00%, 5/25/16	168	169
5.50%, 5/25/27	67	69
		31,121
U.S. Government Obligations 1.0%
Government National Mortgage Assn.
4.50%, 2/20/35	38	37
5.00%, 4/20/36	711	711
5.50%, 11/15/34	134	137
6.00%, 11/20/33	81	83
		968
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $31,469)		32,089
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 18.5%
U.S. Government Agency Obligations 4.2% (2)
Federal Home Loan Bank, 5.125%, 8/14/13	210	227
Federal Home Loan Mortgage, 4.25%, 7/15/09	300	308
Federal Home Loan Mortgage, 5.125%, 2/27/09	85	87
Federal Home Loan Mortgage, 5.125%, 7/15/12	215	232
Federal Home Loan Mortgage, 6.00%, 6/15/11	195	214
Federal Home Loan Mortgage, 6.25%, 7/15/32	135	159
Federal National Mortgage Assn., 4.375%, 10/15/15	1,180	1,209
Federal National Mortgage Assn., 4.875%, 12/15/16	90	95
Federal National Mortgage Assn., 6.00%, 5/15/11	925	1,014
Federal National Mortgage Assn., 7.125%, 6/15/10	415	458
		4,003
U.S. Treasury Obligations 14.3%
U.S. Treasury Bonds, 4.75%, 2/15/37	1,290	1,359
U.S. Treasury Notes, 4.25%, 11/15/14	1,920	2,071
U.S. Treasury Notes, 4.625%, 2/29/12	2,705	2,954
U.S. Treasury Notes, 4.75%, 8/15/17 (3)	6,455	7,080
		13,464
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $16,812)		17,467
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 10.9%
Owned No Guarantee 0.4%
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	100	103
Pemex Project Funding Master Trust, 5.75%, 3/1/18	70	71
Petrobras International Finance Company, 5.875%, 3/1/18	80	81
Swedish Export Credit, 5.125%, 3/1/17	90	96
		351
Sovereign 0.8%
Republic of Argentina, 7.00%, 4/17/17	305	243
Republic of Italy, 5.25%, 9/20/16	100	109
Republic of Serbia, VR, 3.75%, 11/1/24	150	141
Republic of South Africa, 6.50%, 6/2/14	135	141
United Mexican States, 6.375%, 1/16/13	70	77
		711
Treasuries 9.7%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15 (BRL)	570	543
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14 (BRL)	770	412
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17 (BRL)	1,300	674
Government of Egypt, Zero Coupon, 3/18/08 (EGP)	5,500	1,000
Government of Egypt, Zero Coupon, 10/28/08 (EGP)	4,125	722
Government of Egypt, Zero Coupon, 11/18/08 (EGP)	2,900	506
Government of Malaysia, 3.756%, 4/28/11 (MYR)	640	202
Malaysia Treasury Bill, Zero Coupon, 3/14/08 (MYR)	200	63
Malaysia Treasury Bill, Zero Coupon, 3/28/08 (MYR)	100	31
Malaysia Treasury Bill, Zero Coupon, 4/4/08 (MYR)	190	59
Malaysia Treasury Bill, Zero Coupon, 5/2/08 (MYR)	340	106
Malaysia Treasury Bill, Zero Coupon, 5/9/08 (MYR)	100	31
Malaysia Treasury Bill, Zero Coupon, 7/4/08 (MYR)	93	29
Republic of Indonesia, 10.25%, 7/15/22 (IDR)	4,170,000	442
Republic of Poland, 6.00%, 5/24/09 (PLN)	2,434	1,048
Republic of Turkey, 14.00%, 1/19/11 (TRY)	1,415	1,094
Republic of Turkey, 16.00%, 3/7/12 (TRY)	855	689
United Mexican States, 8.00%, 12/19/13 (MXN)	8,525	814
United Mexican States, 8.00%, 12/17/15 (MXN)	7,705	739
		9,204
Total Foreign Government Obligations & Municipalities (Cost $9,983)		10,266

MUNICIPAL SECURITIES 1.4%
District of Columbia 0.1%
District of Columbia, 4.75%, 6/1/31 (4)	135	117
		117
Florida 0.3%
Florida DOT, Turnpike Auth., 4.75%, 7/1/31 (5)	80	69
Florida State Board of Ed., Lottery, 5.00%, 7/1/17 (5)	70	74
Orange County, Tourist Dev., 5.00%, 10/1/18 (5)	140	143
		286
Georgia 0.3%
Atlanta Water & Sewer, 5.50%, 11/1/16 (5)	65	70
Atlanta Water & Sewer, 5.50%, 11/1/17 (5)	90	97
Georgia, 5.00%, 7/1/19	100	105
		272
Maryland 0.2%
Baltimore County, 5.00%, 2/1/38	90	88
Maryland, State & Local Fac., 5.00%, 8/1/19	150	157
		245
Missouri 0.2%
Missouri Highway & Transportation, 5.00%, 2/1/18	175	185
		185
New Jersey 0.1%
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/21 (5)	65	67
		67
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	35	37
New York Urban Dev. Corp, Personal Income Tax
5.50%, 3/15/18 (6)	65	71
		108
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Tobacco Industry
7.467%, 6/1/47	70	68
		68
Total Municipal Securities (Cost $1,391)		1,348
PREFERRED STOCKS 0.1%
Government Sponsored 0.1%
Fannie Mae (8)	3	70
Total Preferred Stocks (Cost $69)		70
CONVERTIBLE PREFERRED STOCKS 0.1%
Brokerage 0.1%
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $100 (7)(8)	—	93
Total Convertible Preferred Stocks (Cost $100)		93
BOND MUTUAL FUNDS 4.4%
T. Rowe Price Institutional Emerging Markets
Bond Fund, 8.13% (9)(10)	102	998
T. Rowe Price Institutional High Yield Fund, 9.15% (9)(10)	342	3,171
Total Bond Mutual Funds (Cost $4,459)		4,169
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Reserve Investment Fund, 3.80% (9)(11)	708	708
Total Short-Term Investments (Cost $708)		708
Total Investments in Securities
99.6% of Net Assets (Cost $93,061)		$94,034

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,797 and represents 1.9% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2008.
(4)	Insured by Financial Security Assurance Inc.
(5)	Insured by MBIA Insurance Corp.
(6)	Insured by AMBAC Assurance Corp.
(7)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $93 and represents
0.1% of net assets.
(8)	Non-income producing
(9)	Affiliated Companies
(10)	SEC 30-day yield
(11)	Seven-day yield
AED	United Arab Emirates Dirham
ARM	Adjustable Rate Mortgage
ARS	Argentine Peso
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
CNY	China Yuan Renminbi
DOT	Department of Transportation
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
PTC	Pass-Through Certificate
QAR	Qatari Rial
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end.
ZAR	South African Rand

SWAPS (0.1)%	NOTIONAL AMOUNT	VALUE

Credit Default Swaps (0.1)%

Deutsche Bank, Protection Bought (Relevant Credit: BNP
Paribas, FRN, 4.446%, 10/20/08), Pay 0.64%, Receive upon
credit default, 3/20/13	(100)	1

Deutsche Bank, Protection Bought (Relevant Credit: Halliburton
Company, 5.50%, 10/15/10), Pay 0.46%, Receive upon credit
default, 6/20/13	(100)	1

Goldman Sachs, Protection Sold (Relevant Credit: GE Capital
6.00%, 6/15/12), Receive 0.185%, Pay upon credit default
6/20/17	120	(11)

Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	57	(3)

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(55)	1

JPMorgan Chase, Protection Sold (Relevant Credit: CDX.NA.IG.9)
Receive 0.60%, Pay upon credit default, 12/20/12	2,000	(90)

JPMorgan Chase, Protection Sold (Relevant Credit: Merrill Lynch
5.00%, 1/15/15), Receive 1.60%, Pay upon credit default
12/20/08	30	—

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	55	(2)

Merrill Lynch, Protection Bought (Relevant Credit: CBS Corp.
4.625%, 5/15/18), Pay 1.27%, Receive upon credit default
6/20/13	(45)	1

Merrill Lynch, Protection Bought (Relevant Credit: Dow
Chemical, 6.00%, 10/1/12), Pay 0.46%, Receive upon credit
default, 12/20/12	(29)	1

Merrill Lynch, Protection Sold (Relevant Credit: Lehman
Brothers, 6.625%, 1/18/12), Receive 1.00%, Pay upon credit
default, 12/20/08	30	(1)

Total Swaps (Premium Paid/Received $—)		(102)

Open Forward Currency Exchange Contracts at February 29, 2008 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
Citigroup	2/13/09	TWD	32,000	USD	1,032	$46
JPMorgan Chase	3/10/08	USD	482	ZAR	3,350	50
JPMorgan Chase	3/31/08	USD	1,940	TRY	2,325	37
JPMorgan Chase	4/22/08	TWD	21,000	USD	657	31
JPMorgan Chase	5/8/08	USD	576	EUR	395	(22)
JPMorgan Chase	12/4/08	AED	1,242	USD	350	(4)
JPMorgan Chase	12/4/08	KWD	95	USD	350	1
JPMorgan Chase	12/4/08	QAR	1,230	USD	350	(3)
JPMorgan Chase	12/10/08	USD	485	QAR	1,740	(6)
JPMorgan Chase	12/15/08	AED	1,431	USD	400	(2)
JPMorgan Chase	12/15/08	KWD	108	USD	400	1
JPMorgan Chase	1/28/09	AED	1,742	USD	485	1
Lehman Bros.	2/11/09	AED	1,704	USD	477	(1)
Merrill Lynch	12/10/08	QAR	537	USD	150	1
State Street Bank	3/27/08	MYR	1,600	USD	479	22
State Street Bank	4/9/08	USD	544	EUR	370	(17)
State Street Bank	5/8/08	EUR	321	USD	469	18
State Street Bank	5/12/08	USD	1,050	BRL	1,855	(39)
State Street Bank	5/15/08	USD	365	EUR	251	(15)
State Street Bank	7/14/08	SGD	1,425	USD	1,007	20
UBS Securities	3/10/08	ZAR	3,350	USD	490	(58)
UBS Securities	3/27/08	MYR	1,700	USD	511	21
UBS Securities	3/27/08	USD	526	MYR	1,700	(6)
UBS Securities	4/22/08	TWD	11,900	USD	372	18
UBS Securities	5/21/08	INR	19,800	USD	499	(3)
UBS Securities	7/14/08	INR	43,500	USD	1,103	(16)
UBS Securities	12/17/08	CNY	7,280	USD	1,080	25

Net unrealized gain (loss) on open
forward currency exchange contracts						$100

Open Futures Contracts at February 29, 2008 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 23 U.S. Treasury ten year contracts
$25 par of 4.75% U.S. Treasury Notes
pledged as initial margin	6/08	$ 2,697	$ 22
Net payments (receipts) of variation
margin to date			(9)
Variation margin receivable (payable)
on open futures contracts			$ 13

(9) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Institutional Emerging
Markets Bond Fund, 8.13%	$ 1,004	$ -	$ 10	$ 998	$ -
T. Rowe Price
Institutional High
Yield Fund, 9.15%	2,619	1,088	144	3,171	1,930
T. Rowe Price Reserve
Investment Fund, 3.80%	¤	¤	206	708	10,886

Totals			$ 360	$ 4,877	$ 12,816

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$5,167
Dividend income	360
Interest income	-
Investment income	$360
Realized gain (loss) on securities	$(8)
Capital gain distributions from
mutual funds	$20

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Core Plus Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Core Plus Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize total return through income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest, directly or through its investments in T. Rowe Price Institutional Funds, in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $93,061,000. Net unrealized gain aggregated $998,000 at period-end, of which $2,134,000 related to appreciated investments and $1,136,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may invest in certain T. Rowe Price Institutional funds (underlying Institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying Institutional funds are open-end management investment companies managed by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc. (collectively, the Institutional managers) and are affiliates of the fund, as reflected in the accompanying Affiliated Companies table. Each underlying Institutional fund pays an all-inclusive management and administrative fee to its Institutional manager based on an annual rate and its average daily net assets. To ensure that the fund does not incur duplicate fees for its assets invested in the underlying Institutional funds, each Institutional manager has agreed to reduce its management fee charged to those funds investing in underlying Institutional funds.

Annual management and administrative fee rates related to shares of the underlying Institutional funds are as follows:

Institutional Emerging Markets Bond Fund	Institutional High Yield Fund
0.70%	0.50%

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 2.4%
Automotive 0.5%
Ford Motor Credit, VR, 8.708%, 4/15/12	2,000	1,925
		1,925
Cable Operators 0.2%
Cablevision Systems, VR, 9.644%, 4/1/09	775	781
		781
Entertainment & Leisure 0.2%
Universal City of Florida, VR, 7.989%, 5/1/10	1,000	963
		963
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, VR, 8.394%, 4/1/15	3,000	2,880
		2,880
Information Technology 0.8%
Nortel Networks, VR, 8.508%, 7/15/11	2,000	1,780
NXP BV, VR, 7.008%, 10/15/13	1,500	1,211
		2,991
Total Corporate Bonds (Cost $9,490)		9,540
BANK DEBT 46.1% (5)
Automotive 2.7%
Ford, VR, 6.24%, 12/15/13, Acquisition Date: 1/31/08
Acquisition Cost $3,480 (1)	4,000	3,409
Goodyear Tire & Rubber, VR, 5.676%, 4/21/14, Acquisition
Date: 2/4/08 and 2/5/08, Acquisition Cost $7,078 (1)	8,000	7,238
		10,647
Broadcasting 1.1%
Local TV Finance, VR, 5.161%, 5/7/13
Acquisition Date: 2/26/08, Acquisition Cost $1,725 (1)	2,000	1,700
Nexstar Broadcasting, VR, 5.676%, 10/1/12
Acquisition Date: 2/14/08, Acquisition Cost $2,730 (1)	3,000	2,723
		4,423
Cable Operators 1.6%
CSC Holdings, VR, 6.896%, 5/2/14, Acquisition Date: 2/1/08
and 2/5/08, Acquisition Cost $6,379 (1)	7,000	6,436
		6,436
Chemicals 1.6%
Celanese, VR, 6.979%, 4/2/14, Acquisition Date: 1/31/08
2/4/08 and 2/5/08, Acquisition Cost $6,465 (1)	7,000	6,536
		6,536
Consumer Products 1.8%
Town Sports, VR, 6.938%, 2/27/14, Acquisition Date: 2/7/08
and 2/14/08, Acquisition Cost $3,300 (1)	4,000	3,320
Visant, VR, 6.718%, 1/21/11, Acquisition Date: 2/5/08
Acquisition Cost $3,835 (1)	4,000	3,770
		7,090
Container 0.3%
BWAY, VR, 5.81%, 7/17/13, Acquisition Date: 2/21/08
Acquisition Cost $1,051 (1)	1,112	1,034
		1,034
Energy 4.5%
Compagnie Generale de Geophysique, VR, 5.122%, 1/12/14
Acquisition Date: 2/1/08 and 2/5/08
Acquisition Cost $6,693 (1)	7,000	6,615
Dresser, VR, 5.58%, 5/4/14, Acquisition Date: 2/28/08
Acquisition Cost $1,875 (1)	2,000	1,851
Hercules Offshore, VR, 6.58%, 7/11/13
Acquisition Date: 2/7/08, Acquisition Cost $3,188 (1)	3,465	3,218
Petroleum Geo-Services, VR, 6.58%, 6/30/15, Acquisition Date:
2/1/08 and 2/5/08, Acquisition Cost $3,683 (1)	3,990	3,696
SandRidge Energy, VR, 8.354%, 4/1/14 ,Acquisition Date:
2/4/08 Acquisition Cost $2,873 (1)	3,000	2,715
		18,095
Financial 1.3%
Nuveen Investments, VR, 7.632%, 11/7/14
Acquisition Date: 2/7/08, Acquisition Cost $4,978 (1)	5,500	5,057
		5,057
Forest Products 2.8%
Boise Cascade, VR, 6.57%, 2/22/14
Acquisition Date: 2/19/08, Acquisition Cost $950 (1)	1,000	983
Georgia-Pacific, VR, 4.862%, 12/20/12 ,Acquisition Date:
1/31/08 and 2/21/08, Acquisition Cost $6,413 (1)	7,000	6,441
NewPage, VR, 8.891%, 11/5/14, Acquisition Date: 2/20/08
Acquisition Cost $3,840 (1)	4,000	3,876
		11,300
Gaming 4.1%
Ameristar Casinos, VR, 6.06%, 10/6/12
Acquisition Date: 2/6/08, Acquisition Cost $6,668 (1)	7,000	6,597
Las Vegas Sands, VR, 5.701%, 5/23/14
Acquisition Date: 1/31/08, Acquisition Cost $6,073 (1)	7,000	6,195
MGM Mirage, VR, 4.36%, 10/3/11, Acquisition Date: 2/26/08
Acquisition Cost $3,555 (1)	4,000	3,500
		16,292
Health Care 8.0%
Community Health, VR, 6.202%, 7/25/14, Acquisition Date:
2/21/08, Acquisition Cost $3,625 (1)	4,000	3,654
DaVita, VR, 5.56%, 10/5/12, Acquisition Date: 2/1/08
Acquisition Cost $5,060 (1)	5,441	5,049
HCA, VR, 6.201%, 11/18/12, Acquisition Date: 1/31/08
2/1/08 and 2/5/08, Acquisition Cost $6,398 (1)	7,000	6,421
HCA, VR, 6.201%, 11/17/13, Acquisition Date: 2/22/08
Acquisition Cost $4,594 (1)	5,000	4,579
Health Management Associates, VR, 6.559%, 2/28/14
Acquisition Date: 1/31/08, Acquisition Cost $4,325 (1)	5,000	4,305
Mylan Laboratories, VR, 7.201%, 10/2/14
Acquisition Date: 2/20/08, Acquisition Cost $2,865 (1)	3,000	2,890
Vanguard Health, VR, 5.372%, 5/18/11 ,Acquisition Date:
2/1/08, 2/5/08 and 2/6/08, Acquisition Cost $4,938 (1)	5,396	4,924
		31,822
Information Technology 0.9%
Sungard Data, VR, 5.162%, 3/1/14, Acquisition Date: 2/27/08
Acquisition Cost $3,750 (1)	4,000	3,696
		3,696
Manufacturing 0.9%
Rexnord, VR, 7.401%, 7/21/13, Acquisition Date: 2/20/08 and
2/27/08, Acquisition Cost $3,862 (1)	4,153	3,779
		3,779
Other Telecommunications 0.4%
Paetec, VR, 6.56%, 2/28/13, Acquisition Date: 2/21/08
Acquisition Cost $1,760 (1)	2,000	1,802
		1,802
Publishing 1.7%
Idearc, VR, 5.926%, 11/17/14, Acquisition Date: 2/4/08
Acquisition Cost $451 (1)	5,000	4,078
Neilsen Finance, VR, 6.176%, 8/9/13
Acquisition Date: 2/22/08, Acquisition Cost $2,640 (1)	3,000	2,643
		6,721
Retail 0.9%
Neiman Marcus, VR, 6.686%, 4/6/13
Acquisition Date: 2/22/08, Acquisition Cost $1,897 (1)	2,056	1,898
Sally Beauty Holdings, VR, 6.56%, 11/16/13, Acquisition Date:
2/25/08 Acquisition Cost $1,875 (1)	2,000	1,845
		3,743
Services 5.5%
Casella Waste, VR, 5.135%, 4/28/10, Acquisition Date: 2/1/08
and 2/4/08, Acquisition Cost $6,472 (1)	6,943	6,527
Education Management, VR, 6.625%, 6/1/13, Acquisition Date:
2/25/08, Acquisition Cost $1,720 (1)	2,000	1,728
First Data, VR, 7.63%, 9/24/14, Acquisition Date: 2/20/08
Acquisition Cost $3,620 (1)	4,000	3,629
iPayment, VR, 6.199%, 5/10/13, Acquisition Date: 1/31/08
and 2/1/08, Acquisition Cost $3,374 (1)	3,952	3,162
Laureate Education, VR, 8.728%, 8/17/14
Acquisition Date: 2/20/08, Acquisition Cost $4,563 (1)	5,000	4,508
Rental Services, VR, 8.15%, 11/30/13
Acquisition Date: 2/25/08, Acquisition Cost $2,584 (1)	3,000	2,531
		22,085
Utilities 3.8%
AES, VR, 7.125%, 8/10/11, Acquisition Date: 2/1/08
Acquisition Cost $2,805 (1)	3,000	2,849
Mirant, VR, 5.81%, 1/3/13, Acquisition Date: 2/5/08
Acquisition Cost $6,110 (1)	6,535	6,164
Texas Competitive Electric Holdings, VR, 6.56%, 10/10/14
Acquisition Date: 2/29/08, Acquisition Cost $6,370 (1)	7,000	6,370
		15,383
Wireless Communications 2.2%
Centennial Cellular, VR, 5.15%, 2/9/11
Acquisition Date: 2/4/08, Acquisition Cost $6,960 (1)	7,232	6,856
Crown Castle, VR, 6.33%, 2/26/14, Acquisition Date: 2/8/08
Acquisition Cost $1,765 (1)	2,000	1,794
		8,650
Total Bank Debt (Cost $185,331)		184,591
SHORT-TERM INVESTMENTS 32.3%
Commercial Paper 5.0%
4(2) Commercial Paper 3.5% (2)
Alpine Securitization, 3.15%, 3/3/08	9,000	8,998
Yorktown Capital, 3.27%, 3/6/08	5,000	4,998
		13,996
Non-4(2) 1.5%
Rabobank Financial, 3.03%, 3/7/08	6,000	5,997
		5,997
Money Market Funds 10.6%
T. Rowe Price Reserve Investment Fund, 3.80%, (3)(4)	42,258	42,258
		42,258
U.S. Government Agency Obligations 16.7%
Federal Home Loan Bank, 2.70%, 3/28/08	17,000	16,965
Federal Home Loan Bank, 2.80%, 3/10/08	20,000	19,986
Federal Home Loan Mortgage, 2.72%, 3/5/08	21,000	20,994
Federal Home Loan Mortgage, 2.80%, 3/25/08	9,000	8,983
		66,928
Total Short-Term Investments (Cost $129,179)		129,179
Total Investments in Securities
80.8% of Net Assets (Cost $324,000)		$323,310

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $184,591 and represents 46.1% of net assets.
(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period end amounts to $13,996 and represents 3.5% of net assets.
(3)	Seven-day yield
(4)	Affiliated Companies
(5)	Bank debt positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
VR	Variable Rate; rate shown is effective rate at period-end.

(4) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Reserve Investment Fund, 3.80%	¤	¤	$ 114	$ 42,258	$ -

Totals			$ 114	$ 42,258	$ -

¤	Purchase and sale information not shown for cash management funds.

Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$42,258
Dividend income	114
Interest income	-
Investment income	$114
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Floating Rate Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $324,000,000. Net unrealized loss aggregated $690,000 at period-end, of which $1,060,000 related to appreciated investments and $1,750,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008